Relationship with Parent and related entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Relationship with Parent and related entities
Summary of components of Parent net investment include movements to net transactions with the Parent

	Three months ended March 31
US$thousand	2023	2022
Parent net investment
At January 1	$162,467	$135,797
Glencore Investment tax loan	1,370	10,220
Glencore Australia Holdings working capital	(10,397)	(21,269)
Uncertain tax position	1,256	5,019
Net transactions with Parent	(7,771)	(6,030)
At March 31	$154,696	$129,767

US$ thousand	2022	2021
Parent net investment As at January 1	135,797	309,998
Glencore Investment tax loan	8,629	19,461
Glencore Australia Holdings working capital	5,646	(74,816)
Uncertain tax position	12,395	(118,846)
Net transactions with Parent	26,670	(174,201)
As at December 31	162,467	135,797

US$thousand	2021	2020
Parent net investment
At January 1	309,998	266,976
Glencore Investment tax loan	19,461	7,908
Glencore Australia Holdings working capital	(74,816)	6,402
Uncertain tax position	(118,846)	28,712
Net transactions with Parent	(174,201)	43,022
At December 31	135,797	309,998

Summary of related party transactions and balances

		Purchases of	Trade receivables	Trade payables
	Sales of goods	goods and	due from related	due to related
US$ thousand	and services	services	parties	parties
Glencore International AG
2023	$65,227	$—	$—	$994
2022	76,516	—	9,052	—
Glencore Australia Oil Pty Limited
2023	—	(1,299)	—	460
2022	—	(1,202)	—	545
Glencore Australia Holdings Pty Limited
2023	—	(299)	—	—
2022	—	(246)	—	—
Other related parties
2023	—	(369)	—	266
2022	—	(331)	—	254

		Purchases of	Trade receivables	Trade payables
	Sales of goods	goods and	due from	due to related
US$ thousand	and services	services	related parties	parties
Glencore International AG
2022	219,705	—	9,052	—
2021	273,380	—	2,551	—
Glencore Australia Oil Pty Limited
2022	—	(5,385)	—	(545)
2021	—	(4,349)	—	(421)
Glencore Australia Holdings Pty Limited
2022	—	(1,306)	—	—
2021	—	(1,443)	—	—
Other related parties
2022	—	(1,501)	—	(254)
2021	—	(1,326)	—	(231)

	Sales of	Purchases of	Trade receivables	Trade payables
	goods and	goods and	due from	due to related
US$thousand	services	services	related parties	parties
Glencore International AG
2021	273,380	—	2,551	—
2020	202,183	—	8,861	—
January 1, 2020			6,718	—
Glencore Australia Oil Pty Limited
2021	—	(4,349)	—	(421)
2020	—	(5,969)	—	—
January 1, 2020			—	—
Glencore Australia Holdings Pty Limited
2021	—	(1,443)	—	—
2020	—	(2,768)	—	—
January 1, 2020			—	—
Other related parties
2021	—	(1,326)	—	(231)
2020	—	(1,017)	—	—
January 1, 2020			—	(481)